Summary Of Accounting Policies (Narrative) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Summary Of Accounting Policies (Abstract)
Securities derecognized from the consolidated balance sheets	$ 2,953	¥ 227,481	¥ 291,870